Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related Party Transactions

10. Related Party Transactions

The following sets forth significant related parties and their relationships with the Company:

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Matching loans between Weibo and SINA.

In January 2017, the Company and its certain subsidiary entered into one-year loan agreements with SINA and one of SINA's subsidiaries, pursuant to which the Company is entitled to draw down U.S. dollar-denominated loan from SINA and the SINA's subsidiary is entitled to draw down equivalent RMB-denominated loan from the Company's subsidiary, to facilitate each other's business operations. All of the loans carried a fixed rate of interest equal to then current market interest rate as of the dates when the principal was drawn down.

For the year ended December 31, 2017, interest income that the Group earned from such RMB-denominated loans to SINA was $1.7 million, and interest expense that the Group paid for such U.S. dollar-denominated loans from SINA was $1.5 million, respectively. As of December 31, 2017, the Company and its subsidiary has settled both loans with SINA and the SINA's subsidiary with payment of U.S. dollar-denominated principal and interest expense of $61.5 million and receipt of RMB-denominated principal and interest income of $64.0 million, respectively.

Besides the matching loans, SINA lent an additional $2.0 million to Weibo in 2017, which was repaid to SINA in 2018. During 2018 and 2019, the Group entered in to a series of one-year loan agreements with SINA pursuant to which SINA is entitled to borrow from the Group to facilitate SINA's business operations. SINA has withdrawn a total of $149.5 million and $233.9 million from the Group and repaid $101.1 million and $43.6 million to the Group during 2018 and 2019, respectively. As of December 31, 2018 and 2019, the loans to and interest receivable from SINA were $43.6 million and $236.6 million, respectively.

The following sets forth significant related party transactions with the Company:

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Transactions with SINA
Revenue billed through/for service provided to SINA(1)	$64,093	$90,645	$137,223
Costs and expenses allocated from SINA(2)	$41,136	$47,334	$51,848
Interest income on matching loan to SINA	$1,735	$—	$—
Interest expense on matching loan from SINA	$1,537	$—	$—
Interest income on loans to SINA	$—	$2,425	$9,295
(1)	For the years ended December 31, 2017, 2018 and 2019, the Group charged $64.1 million, $90.6 million and $137.2 million for services provided to SINA or to third parties billed through SINA, respectively.
(2)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed $22.9 million, $23.4 million, and $37.5 million for other costs and expenses incurred by Weibo but paid by SINA in 2017, 2018 and 2019, respectively.

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$84,688	$117,696	$97,772
Services provided by Alibaba	$32,734	$47,642	$50,205

The following sets forth related party outstanding balance:

	As of December 31,
	2018	2019
	(In thousands)
Amount due from SINA(3)	$105,319	$384,828
Accounts receivable due from Alibaba	$48,222	$60,392
Loan to and interest receivables(4)	$43,695	$301,526
-Company A (an investee in e-commerce business)	$43,695	$160,010
-Company B (an investee providing social and new media marketing services)	$—	$60,602
-Company C (an investee providing online brokerage services)	$—	$40,982
-others	$—	$39,932
(3)	The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2018 and 2019, the amount due from SINA also included loans to and interest receivables from SINA of $43.6 million at an annual interest rate of 4.8% and $236.6 million at an annual interest rate of 4.5% of maturity within one year, respectively.
(4)	The Group recorded loans to and interest receivables from other related parties of $43.7 million and $301.5 million at December 31, 2018 and 2019, respectively. The annual interest rates of the loans were ranging from 4% to 10.5% (interest free for Company B) and the maturities of all loans were within one year at both dates.

Other related parties mainly include investee companies on which SINA or Weibo has significant influence. These investees are generally high-tech companies operating in different internet-related business, such as short video applications, e-commerce and so on. For the years ended December 31, 2017, 2018 and 2019, advertising and marketing revenues generated from other related parties were $71.6 million, $130.2 million and $117.0 million, while value-added services revenues were $21.4 million, $24.1 million and $5.4 million, and cost and expenses were $18.2 million, $19.0 million and $31.2 million, respectively. As of December 31, 2018 and 2019, net accounts receivable due from other related parties were $130.8 million and $99.7 million (allowances for doubtful accounts of $0.63 million written off in 2019), accounts payable due to other related parties were $31.2 million and $10.7 million, and accrued and other liabilities due to other related parties were $14.4 million and $34.4 million, respectively. One related party that is an equity investee in the short video business contributed $53.9 million and $10.9 million of advertising and marketing revenues in 2018 and 2019, and represented $80.9 million and $34.7 million of accounts receivable due from other related parties at December 31, 2018 and 2019 respectively. In 2019, the Group has signed an agreement with the related party to settle partial transaction amounts between the two parties, resulting in $38.7 million accounts receivable due from the related party offset by $28.7 million accounts payable and $10 million accrued and other liabilities due to the related party on the consolidated balance sheet, where a legally enforceable right of setoff exists.